Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 7,322,813,233	$ 4,718,751,562
Debt Securities at fair value through profit or loss	1,637,926,982	1,415,695,020
Derivative Financial Instruments	4,517,903	83,434,721
Repurchase Transactions	0	2,766,551,954
Other Financial Assets	1,885,172,397	421,079,578
Loans and Other Financing	15,621,023,971	7,283,530,406
Other Debt Securities	4,864,662,160	4,554,317,522
Financial Assets Pledged as Collateral	1,611,617,385	1,020,304,979
Current Income Tax Assets	227,168	4,836,969
Investments in Equity Instruments	45,693,300	22,785,410
Equity investments in Associates and Joint Ventures	4,438,050	6,266,081
Property, Plant and Equipment	1,080,828,136	839,918,063
Intangible Assets	330,578,023	292,255,146
Deferred Income Tax Assets	442,983,468	448,622,915
Insurance Contract Assets	37,178,393	23,220,782
Reinsurance Contract Assets	59,124,372	67,655,158
Other Non-financial Assets	339,926,984	183,813,357
Non-current Assets Held for Sale	15,770,279	177,129
Assets	35,304,482,204	24,153,216,752
Liabilities
Deposits	20,231,127,931	13,494,564,030
Liabilities at fair value through profit or loss	9,777,215	116,994,621
Derivative Financial Instruments	8,329,699	28,935,340
Repurchase Transactions	423,095,210	55,196,186
Other Financial Liabilities	3,868,112,993	3,010,456,587
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	326,569,454
Debt Securities	1,096,011,970	219,201,761
Current Income Tax Liabilities	174,577,677	644,020,378
Subordinated Debt Securities	288,917,745	486,118,312
Provisions	430,578,034	48,201,999
Deferred Income Tax Liabilities	148,911,933	41,032,188
Insurance Contracts Liabilities	723,224,667	249,901,470
Reinsurance Contracts Liabilities	0	5,115,361
Other Non-financial Liabilities	838,827,074	657,659,267
Liabilities	28,721,128,962	19,383,966,954
Operating segments | Argentina
Assets
Cash and Due from Banks	7,489,396,336	4,794,569,944
Debt Securities at fair value through profit or loss	1,648,862,206	1,449,248,651
Derivative Financial Instruments	6,109,087	98,706,165
Repurchase Transactions	44,280,445	2,817,102,757
Other Financial Assets	1,893,491,925	444,420,359
Loans and Other Financing	15,728,758,127	7,439,258,551
Other Debt Securities	4,968,148,934	4,554,317,522
Financial Assets Pledged as Collateral	1,610,543,185	1,018,739,766
Current Income Tax Assets	227,168	4,836,969
Investments in Equity Instruments	45,693,300	22,785,410
Equity investments in Associates and Joint Ventures	4,438,050	6,266,081
Property, Plant and Equipment	1,080,475,728	839,284,903
Intangible Assets	330,578,023	292,253,195
Deferred Income Tax Assets	442,983,468	448,622,915
Insurance Contract Assets	37,178,393	23,220,782
Reinsurance Contract Assets	59,124,372	67,655,158
Other Non-financial Assets	339,914,280	183,789,409
Non-current Assets Held for Sale	15,770,279	177,129
Assets	35,745,973,306	24,505,255,666
Liabilities
Deposits	20,406,961,216	13,595,735,493
Liabilities at fair value through profit or loss	13,155,051	116,994,621
Derivative Financial Instruments	9,920,885	44,210,390
Repurchase Transactions	467,375,495	105,746,989
Other Financial Liabilities	3,869,086,471	3,027,804,177
Financing Received from the Argentine Central Bank and Other Financial Institutions	582,556,909	462,698,010
Debt Securities	1,107,402,162	247,614,834
Current Income Tax Liabilities	174,577,677	644,020,378
Subordinated Debt Securities	392,404,519	491,258,870
Provisions	430,578,034	48,201,999
Deferred Income Tax Liabilities	148,911,933	41,032,188
Insurance Contracts Liabilities	723,274,097	249,911,215
Reinsurance Contracts Liabilities		5,115,361
Other Non-financial Liabilities	838,052,495	657,319,710
Liabilities	29,164,256,944	19,737,664,235
Operating segments | Uruguay
Assets
Cash and Due from Banks	1,388,772	2,025,676
Debt Securities at fair value through profit or loss	454,968	0
Derivative Financial Instruments	0	3,606
Repurchase Transactions	0	0
Other Financial Assets	0	0
Loans and Other Financing	59,784	24,673
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	1,074,200	1,565,213
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	352,408	633,160
Intangible Assets	0	1,951
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	12,543	23,967
Non-current Assets Held for Sale	0	0
Assets	3,342,675	4,278,246
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	404,367	616,795
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	1,301,428	2,003,084
Liabilities	1,705,795	2,619,879
Operating segments | Banks
Assets
Cash and Due from Banks	7,152,584,709	4,547,599,679
Debt Securities at fair value through profit or loss	1,111,058,332	1,093,622,323
Derivative Financial Instruments	6,109,087	83,385,885
Repurchase Transactions	44,280,445	2,567,373,230
Other Financial Assets	666,140,739	290,179,322
Loans and Other Financing	11,982,019,840	5,276,139,135
Other Debt Securities	4,510,859,444	4,236,269,290
Financial Assets Pledged as Collateral	1,344,899,784	913,277,501
Current Income Tax Assets	0	0
Investments in Equity Instruments	34,118,336	16,306,797
Equity investments in Associates and Joint Ventures	4,438,050	6,266,081
Property, Plant and Equipment	996,122,450	745,997,784
Intangible Assets	287,811,852	243,185,623
Deferred Income Tax Assets	241,368,927	308,816,639
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	258,290,562	132,746,238
Non-current Assets Held for Sale	15,770,279	177,129
Assets	28,655,872,836	20,461,342,656
Liabilities
Deposits	18,867,192,736	13,109,649,899
Liabilities at fair value through profit or loss	0	116,994,621
Derivative Financial Instruments	5,208,985	44,210,390
Repurchase Transactions	423,095,210	55,196,186
Other Financial Liabilities	1,541,112,074	1,574,827,396
Financing Received from the Argentine Central Bank and Other Financial Institutions	89,451,697	102,885,024
Debt Securities	741,855,224	36,732,499
Current Income Tax Liabilities	88,570,236	558,207,480
Subordinated Debt Securities	392,404,519	491,258,870
Provisions	449,246,841	40,909,421
Deferred Income Tax Liabilities	124,071,499	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	569,332,721	445,963,310
Liabilities	23,291,541,742	16,576,835,096
Operating segments | Naranja X
Assets
Cash and Due from Banks	71,731,758	46,101,761
Debt Securities at fair value through profit or loss	0	149,808,349
Derivative Financial Instruments	0	15,320,280
Repurchase Transactions	0	249,729,527
Other Financial Assets	926,139,233	15,434,383
Loans and Other Financing	3,761,318,495	2,152,874,933
Other Debt Securities	271,909,689	280,108,580
Financial Assets Pledged as Collateral	244,646,808	75,380,200
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	74,918,663	77,062,237
Intangible Assets	19,254,900	20,762,421
Deferred Income Tax Assets	84,471,452	69,459,050
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	22,739,637	16,812,735
Non-current Assets Held for Sale	0	0
Assets	5,477,130,635	3,168,854,456
Liabilities
Deposits	1,539,768,480	486,071,011
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	4,711,900	0
Repurchase Transactions	44,280,285	50,550,803
Other Financial Liabilities	2,083,512,078	1,262,186,719
Financing Received from the Argentine Central Bank and Other Financial Institutions	493,105,198	358,517,987
Debt Securities	274,570,975	210,882,335
Current Income Tax Liabilities	48,317,801	23,515,158
Subordinated Debt Securities	0	0
Provisions	1,765,984	5,129,957
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	134,123,035	119,920,979
Liabilities	4,624,155,736	2,516,774,949
Operating segments | Insurance
Assets
Cash and Due from Banks	10,598,910	10,653,062
Debt Securities at fair value through profit or loss	460,423,840	163,183,001
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	167,479,145	36,609,525
Loans and Other Financing	(36,387,667)	0
Other Debt Securities	81,893,025	37,939,652
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	227,168	4,598,769
Investments in Equity Instruments	2,702,279	268,329
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	6,910,710	15,195,335
Intangible Assets	19,615,429	23,415,629
Deferred Income Tax Assets	104,431,318	66,439,567
Insurance Contract Assets	37,178,393	23,220,782
Reinsurance Contract Assets	59,124,372	67,655,158
Other Non-financial Assets	8,000,735	5,670,709
Non-current Assets Held for Sale	0	0
Assets	922,197,657	454,849,518
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	40,510	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	7,527,724	21,134,848
Subordinated Debt Securities	0	0
Provisions	(24,356,594)	1,924,123
Deferred Income Tax Liabilities	15,531,263	30,622,427
Insurance Contracts Liabilities	723,274,097	249,911,215
Reinsurance Contracts Liabilities		5,115,361
Other Non-financial Liabilities	68,348,738	65,974,713
Liabilities	790,365,738	374,682,687
Operating segments | Other Businesses
Assets
Cash and Due from Banks	255,869,731	192,241,118
Debt Securities at fair value through profit or loss	77,835,002	42,634,978
Derivative Financial Instruments	0	3,606
Repurchase Transactions	0	0
Other Financial Assets	133,732,808	102,197,129
Loans and Other Financing	21,867,243	10,269,156
Other Debt Securities	103,486,776	0
Financial Assets Pledged as Collateral	22,070,793	31,647,278
Current Income Tax Assets	0	238,200
Investments in Equity Instruments	8,872,685	6,210,284
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	2,876,313	1,662,707
Intangible Assets	3,895,842	4,891,473
Deferred Income Tax Assets	12,711,771	3,907,659
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	50,895,889	28,583,694
Non-current Assets Held for Sale	0	0
Assets	694,114,853	424,487,282
Liabilities
Deposits	0	14,583
Liabilities at fair value through profit or loss	13,155,051	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	244,826,176	191,406,857
Financing Received from the Argentine Central Bank and Other Financial Institutions	14	1,294,999
Debt Securities	90,975,963	0
Current Income Tax Liabilities	30,161,916	41,162,892
Subordinated Debt Securities	0	0
Provisions	3,921,803	238,498
Deferred Income Tax Liabilities	9,309,171	10,409,761
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	67,549,429	27,463,792
Liabilities	459,899,523	271,991,382
Adjustments
Assets
Cash and Due from Banks	(167,971,875)	(77,844,058)
Debt Securities at fair value through profit or loss	(11,390,192)	(33,553,631)
Derivative Financial Instruments	(1,591,184)	(15,275,050)
Repurchase Transactions	(44,280,445)	(50,550,803)
Other Financial Assets	(8,319,528)	(23,340,781)
Loans and Other Financing	(107,793,940)	(155,752,818)
Other Debt Securities	(103,486,774)	0
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	161	(19)
Non-current Assets Held for Sale	0	0
Assets	(444,833,777)	(356,317,160)
Liabilities
Deposits	(175,833,285)	(101,171,463)
Liabilities at fair value through profit or loss	(3,377,836)	0
Derivative Financial Instruments	(1,591,186)	(15,275,050)
Repurchase Transactions	(44,280,285)	(50,550,803)
Other Financial Liabilities	(1,377,845)	(17,964,385)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(102,920,095)	(136,128,556)
Debt Securities	(11,390,192)	(28,413,073)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(103,486,774)	(5,140,558)
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(49,430)	(9,745)
Reinsurance Contracts Liabilities		0
Other Non-financial Liabilities	(526,849)	(1,663,527)
Liabilities	$ (444,833,777)	$ (356,317,160)